Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
September 30, 2018, estimated useful lives by asset type were as follows:

Asset Type	Minimum Estimated Useful Life (in years)	Maximum Estimated Useful Life (in years)
Buildings and improvements	10	40
Equipment, primarily cylinders and tanks	5	30
Electricity generation facilities	25	40
Pipeline and related assets	25	40
Transportation equipment and office furniture and fixtures	3	10
Computer software	1	10
Property, plant and equipment comprise the following at September 30:

	2018	2017
Utilities:
Distribution	$3,106.6	$2,835.3
Transmission	97.1	96.4
Work in process	130.9	112.6
General and other	281.7	241.0
Total Utilities	3,616.3	3,285.3

Non-utility:
Land	191.4	180.1
Buildings and improvements	364.9	351.2
Transportation equipment	257.1	289.3
Equipment, primarily cylinders and tanks	3,375.4	3,529.4
Electric generation	319.5	310.0
Pipeline and related assets	473.0	454.5
Work in process	57.9	95.3
Other	306.6	354.8
Total non-utility	5,345.8	5,564.6
Total property, plant and equipment	$8,962.1	$8,849.9